Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2050 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2050 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(8.74%)
Annual Return 2019	25.65%
Annual Return 2020	18.48%
Annual Return 2021	16.79%
Annual Return 2022	(18.10%)
Annual Return 2023	20.87%